Note 40 Fees and commission expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission expense [Line Items]
Demand accounts		€ 9	€ 7	€ 6
Credit and debit cards expenses	[1]	3,654	3,534	2,337
Transfers and other payment orders expenses		192	153	156
Commissions for selling insurance		44	47	40
Custody securities		96	101	111
Other fee and commission expense		1,533	1,206	961
Fee and commission expense		€ 5,528	€ 5,048	€ 3,611

[1]	(1) Points of Sale.